SCHEDULE OF BANK LOANS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Carrying amount	$ 9,433	$ 9,878
Director's Personal guarantee	3,430	3,430
Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Carrying amount	$ 9,269	$ 9,692
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	2022 - 2026	2021 - 2026
Debt Instrument, Description of Variable Rate Basis	SIBOR+1.25	SIBOR+1.25
Carrying amount	$ 9,269	$ 9,692
London Interbank Offered Rate (LIBOR) [Member] | Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description	2029	2029
Debt Instrument, Description of Variable Rate Basis	London Inter Bank Offer Rate +1.25	London Inter Bank Offer Rate +1.25
Carrying amount	$ 164	$ 186